TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2022
TAXES ON INCOME
Schedule of taxes on income included in the statements of comprehensive income

	Year ended
	December 31,
	2022	2021	2020
Current taxes	749	236	—
Deferred taxes	341	259	136
Taxes in respect of prior years	7	(40)	(337)

	1,097	455	(201)

Schedule of composition and changes in deferred taxes, as presented in the consolidated balance sheet

	Fixed		Carry-
	and	Employee	forward
	intangible	benefit	tax
	assets	liabilities	losses	Total
Balance at January 1, 2021	(599)	517	4,371	4,289

Initially consolidated companies	(3,656)	300	—	(3,356)
Amount included in statement of comprehensive income	334	(19)	(574)	(259)
Currency translation differences	(85)	26	119	60

Balance at December 31, 2021	(4,006)	824	3,916	734

Amount included in statement of comprehensive income	498	(122)	(875)	(499)	(*)
Currency translation differences	443	(90)	(416)	(63)

Balance at December 31, 2022	(3,065)	612	2,625	172

(*) $159 presented in other comprehensive income.

	December 31,
	2022	2021
Non-current assets	2,872	4,168
Non-current liabilities	(2,700)	(3,434)

	172	734

Schedule of reconciliation of the theoretical tax expense assuming all income is taxed at the statutory rate applicable to the income of companies in Israel, and the actual tax expense

	Year ended
	December 31,
	2022	2021	2020
Income (loss) before taxes on income	1,312	(13,469)	77

Statutory tax rate in Israel	23%	23%	23%

Tax computed at the statutory tax rate	302	(3,098)	18

Increase (decrease) in taxes resulting from:
Taxes in respect of previous years	7	(40)	(337)
Non-deductible expenses (non-taxable income)	(1,699)	2,613	134
Different tax rates	60	22	(2)
Loss for which deferred taxes were not recognized	2,234	926	857
Capital losses for which deferred taxes were not recognized	193	32	(36)
Utilization of previously unrecognized tax losses	—	—	(835)

Total tax expenses reported in the consolidated statements of comprehensive income	1,097	455	(201)

Summary of expiry dates for carry forward tax losses not recognized

	Year ended
	December 31,
	2022	2021
2022	—	412
2023	24	37
2024	229	743
2025	126	400
2026	52	139
2027	281	945
2028-2031	423	1,447
2032-2039	857	10,749
Unlimited	87,278	75,030

	89,270	89,902